Earnings Per Share (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Description of warrants issued	the Company issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (note 32).